December 24, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         Aberdeen Investment Funds (the “Trust”)

File Nos. (33-47507) and (811-6652)

Post–Effective Amendment No. 66

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A.  This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Trust and for the Aberdeen Global Select Opportunities Fund Inc. (the “Global Select Opportunities Fund,” and together with the Trust, the “Funds”) and revises certain disclosures related to the Funds.

Please do not hesitate to contact the undersigned at (215) 405-5770 with any questions or comments concerning this filing.

Sincerely,

Aberdeen Investment Funds

/s/ Lucia Sitar
Lucia Sitar
Chief Legal Officer & Vice President